Available-for-sale equity securities	12 Months Ended
Mar. 31, 2017
Available-for-sale equity securities
Available-for-sale equity securities

9               Available-for-sale equity securities

	March 31,
	2016	2017	2017
	RMB	RMB	US$

Listed equity securities
Life Corporation Limited - listed on Australian Securities Exchange	1,607	214	31
Cordlife Group Limited - listed on Singapore Exchange	161,127	131,479	19,101

	162,734	131,693	19,132

Listed fund investments	—	69,097	10,039

	162,734	200,790	29,171

As of March 31, 2016 and 2017, the Group held 8,122,222 ordinary shares in Life Corporation Limited (“LFC”) and 25,516,666 ordinary shares in CGL. LFC is principally engaged in the provision of funeral and related services and is listed on the Australian Securities Exchange. CGL is a provider of cord blood banking services with operations in Singapore, Hong Kong, India, Indonesia and the Philippines, and is listed on the Singapore Exchange. CGL is also a controlling shareholder of a Malaysia-based cord blood banking operator. As of March 31, 2016 and 2017, the Group’s equity interest in LFC and CGL was 11.4% and 9.8%, respectively.

During the year ended March 31, 2017, the Group made an investment in industry specific fund for US$10,000 (RMB66,154). Such fund investments are classified as available-for-sale equity securities since the Group has no immediate intention to sell them and they have readily determinable fair value.

Dividends received from CGL during the years ended March 31, 2015, 2016 and 2017 of RMB2,344, RMB17,007 and nil, respectively, were recorded in dividend income in the consolidated statements of comprehensive income.

During the year ended March 31, 2016 and 2017, the Group recorded impairment loss on available-for-sale equity securities of RMB8,361 and RMB2,533 (US$368), respectively, which were related to the Group’s investment in LFC. Having considered the extent of the decline in the fair value of the ordinary shares of LFC, the length of time to which the market value of the shares had been below cost, and the financial condition and near-term prospects of LFC, management concluded that the decline in value on the investment in LFC was other-than-temporary. As a result, impairment loss of RMB8,361 and RMB2,533 (US$368) was recognized in earnings, which was transferred from other comprehensive income, during the years ended March 31, 2016 and 2017 respectively.

As of March 31, 2016, the cost basis of the available-for-sale equity securities was RMB36,976, total unrealized holding losses of LFC was RMB1,276 and total unrealized holding gains of CGL was RMB130,794. The aggregate fair value was RMB162,734 as of March 31, 2016.

As of March 31, 2017, the cost basis of the available-for-sale equity securities was RMB100,597 (US$14,615), total unrealized holding losses of LFC was RMB185 (US$27), total unrealized holding gains of CGL was RMB92,025 (US$13,370) and total unrealized holding losses of other investment was RMB72 (US$10). The aggregate fair value was RMB200,790 (US$29,171) as of March 31, 2017.